Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of lease payments
			Monthly
	Start		Lease
Aircraft	Date	Term	Payment
Bell 412 – N80701	9/1/15	One Year	$25,000
Cessna Caravan 208B – N583JH	9/1/15	One Year	$18,000
Pilatus PC-12 – N840AG	9/1/15	One Year	$20,000

			Monthly
	Start		Lease
Aircraft	Date	Term	Payment
Bell 412 – N80701	9/1/15	One Year	$25,000
Cessna Caravan 208B – N583JH	9/1/15	One Year	$18,000
Pilatus PC-12 – N840AG	9/1/15	One Year	$20,000